Revenue (Details) - Schedule of product sales - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentrate sales
Concentrate sales	$ 6,564,882	$ 6,880,651
Less: Royalties	(276,416)	(265,212)
Upside participation payments	(974,489)	(987,277)
Outside processing charges	(306,884)	(286,165)
Total	(1,557,789)	(1,538,654)
Net concentrate sales	5,007,093	5,341,997
Contract processing income	2,734,822	132,110
Total revenue	7,741,915	5,474,107
Gold [Member]
Concentrate sales
Concentrate sales	6,472,006	6,811,841
Silver [Member]
Concentrate sales
Concentrate sales	$ 92,876	$ 68,810